SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS	9 Months Ended
Aug. 31, 2022
Supplemental Disclosures With Respect To Cash Flows
SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

24.	SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS

	For the nine months ended August 31,
	2022	2021
	$	$
Supplemental non-cash disclosures
Reallocation of value of options upon exercise	-	19,561
Reallocation of value of warrants upon exercise	-	224,306
Reallocation of value of RSUs upon vesting	241,017	372,376
Shares issued for debt settlements	-	561,403
Shares issued for commitment to issue shares	-	440,501
Shares issued for Cashless Warrants	-	423,503
Units issued for conversion of convertible debentures and associated interest	-	454,967
Acquisition advances converted into loans receivable	637,088	-
Acquisition advances eliminated on acquisition of subsidiary (Note 3)	1,307,650	-
Proceeds on disposal of vehicle applied to accounts payable	37,000	-